Material Accounting Policy Information (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Detailed Information About Significant Accounting Policies [Abstract]
Disclosure of wholly owned subsidiaries included in these consolidated financial statements [Table Text Block]
Name of	Country of	Ownership	Ownership	Principal
Subsidiary	Incorporation	31-Mar-24	31-Mar-23	Activity
GP GreenPower Industries Inc.	Canada	100%	100%	Holding company
GreenPower Motor Company, Inc.	United States	100%	100%	Electric bus manufacturing and distribution
0939181 BC Ltd.	Canada	100%	100%	Electric bus sales and leasing
San Joaquin Valley Equipment Leasing, Inc.	United States	100%	100%	Electric bus leasing
0999314 BC Ltd.	Canada	100%	100%	Inactive
Electric Vehicle Logistics Inc.	United States	100%	100%	Vehicle Transportation
GreenPower Manufacturing WV Inc.	United States	100%	100%	Electric bus manufacturing and distribution
GP Truck Body Inc.	United States	100%	N/A	Truck body manufacturing
Lion Truck Body Incorporated	United States	100%	100%	Truck body manufacturing
Gerui New Energy Vehicle (Nanjing) Co., Ltd.	China	100%	100%	Electric bus manufacturing and distribution
EA Green-Power Private Ltd.	India	100%	100%	Electric bus manufacturing and distribution

Disclosure of estimated useful life of property, plant and equipment [Table Text Block]
Computers	3 years, straight line method
Furniture	7 years, straight line method
Automobiles	5-10 years, straight line method
Demonstration Electric Vehicles	5-12 years, straight line method
Tools and equipment	3 years, straight line method
Leasehold improvements	Straight line over term of lease or economic life